UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-04060

Exact name of registrant as specified in charter:	Cash Accumulation Trust

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	9/30/2007

Date of reporting period:	3/31/2007

Item 1 – Reports to Stockholders

SEMIANNUAL REPORT

MARCH 31, 2007

CASH ACCUMULATION TRUST/

NATIONAL MONEY MARKET FUND

FUND TYPE

Money market

OBJECTIVE

Current income to the extent consistent with preservation of capital and liquidity

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of March 31, 2007, were not audited, and accordingly, no auditor’s opinion is expressed on them.

May 16, 2007

Dear Shareholder:

We hope you find the semiannual report for the National Money Market Fund informative and useful. As a National Money Market Fund shareholder, you may be thinking about where you can find additional growth opportunities. You could invest in last year’s top-performing asset class and hope history repeats itself or you could stay in cash while waiting for the “right moment” to invest.

Instead, we believe it is better to take advantage of developing domestic and global investment opportunities through a diversified portfolio of stock and bond mutual funds. A diversified asset allocation offers two potential advantages. It helps you manage downside risk by not being overly exposed to any particular asset class, plus it gives you a better opportunity to have at least some of your assets in the right place at the right time. Your financial professional can help you create a diversified investment plan that may include mutual funds covering all the basic asset classes and that reflects your personal investor profile and tolerance for risk.

Thank you for choosing this Fund.

Sincerely,

Judy A. Rice, President

Cash Accumulation Trust/National Money Market Fund

Cash Accumulation Trust/National Money Market Fund	1

Your Fund’s Performance

Fund objective

The investment objective of the National Money Market Fund is current income to the extent consistent with preservation of capital and liquidity. There can be no assurance that the Fund will achieve its investment objective.

Yields will fluctuate from time to time, and past performance does not guarantee future results. Current performance may be lower or higher than the past performance data quoted. The investment return and principal value will fluctuate, and shares, when sold, may be worth more or less than the original cost. For the most recent month-end performance update, call (800) 225-1852.

Fund Facts as of 3/31/07
	7-Day Current Yield	Net Asset Value (NAV)	Weighted Avg. Maturity (WAM)	Net Assets (Millions)
National Money Market Fund	4.70%	$1.00	44 Days	$57.4
iMoneyNet, Inc. Prime Retail Universe Average*	4.53%	N/A	47 Days	N/A

*	iMoneyNet, Inc. reports a 7-day current yield and WAM on Tuesdays. This is the data of all funds in the iMoneyNet, Inc. Prime Retail Universe Average category as of March 27, 2007, the closest date to the end of the Fund’s current reporting period.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

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Money Market Fund Yield Comparison

Weighted Average Maturity Comparison

Yields will fluctuate from time to time, and past performance does not guarantee future results. Current performance may be lower or higher than the past performance data quoted. The investment return and principal value will fluctuate, and shares, when sold, may be worth more or less than the original cost. For the most recent month-end performance update, call (800) 225-1852.

Past performance does not guarantee future results. The graphs portray weekly 7-day current yields and weekly WAMs, respectively, for the Cash Accumulation Trust/National Money Market Fund and the iMoneyNet, Inc. Prime Retail Universe Average every Tuesday from September 26, 2006, to March 27, 2007, the closest dates to the beginning and end of the Fund’s current reporting period. The data portrayed for the Fund at the end of the reporting period in the graphs may not match the data portrayed in the Fund Facts table as of March 31, 2007.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

Cash Accumulation Trust/National Money Market Fund	3

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on October 1, 2006, at the beginning of the period, and held through the six-month period ended March 31, 2007.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to Individual Retirement Accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of JennisonDryden or Strategic Partners Funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is

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not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Cash Accumulation Trust/National Money Market Fund		Beginning Account Value October 1, 2006	Ending Account Value March 31, 2007	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,024.20	0.61%	$3.08
	Hypothetical	$1,000.00	$1,021.89	0.61%	$3.07

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended March 31, 2007, and divided by the 365 days in the Fund’s fiscal year ending September 30, 2007 (to reflect the six-month period).

Cash Accumulation Trust/National Money Market Fund	5

This Page Intentionally Left Blank

Portfolio of Investments

as of March 31, 2007 (Unaudited)

Principal Amount (000)	Description	Value (Note 1)

Commercial Paper 55.6%
$1,000	Allianz Finance Corp., 144A 5.25%, 6/22/07 (a)	$988,042
3,000	Bear Stearns Co., Inc. 5.23%, 6/20/07 (a)	2,965,133
1,319	BHP Billiton Finance (USA) Ltd., 144A 5.30%, 4/23/07 (a)	1,314,728
3,000	CAFCO LLC, 144A 5.24%, 6/15/07 (a)	2,967,250
	Citigroup Funding Inc.
1,000	5.24%, 6/8/07 (a)	990,102
2,000	5.24%, 6/15/07 (a)	1,978,146
3,000	Deere (John) Capital Corp., 144A 5.27%, 5/15/07 (a)	2,980,676
1,400	ING America Insurance Holdings, Inc. 5.23%, 6/15/07 (a)	1,384,746
3,000	Irish Life & Permanent PLC, 144A 5.19%, 8/15/07 (a)	2,941,180
3,000	Long Lane Master Trust, 144A 5.25%, 6/8/07 (a)	2,970,250
3,000	Old Line Funding Corp., 144A 5.24%, 6/11/07 (a)	2,968,997
916	Park Granada LLC, 144A 5.32%, 4/20/07 (a)	913,428
1,537	Sheffield Receivables Corp., 144A 5.30%, 4/17/07 (a)	1,533,380
1,000	SwedBank Mortgage AB 5.15%, 9/13/07 (a)	976,396
1,092	Tulip Funding Corp., 144A 5.32%, 4/30/07 (a)	1,087,320
2,990	Windmill Funding Corp., 144A 5.29%, 4/24/07 (a)	2,979,894

		31,939,668

Other Corporate Obligations 42.9%
3,500	American Express Credit Corp., M.T.N. 5.42%, 3/5/08 (b)	3,500,664
3,000	General Electric Capital Corp. 5.445%, 7/9/07 (b)	3,000,316
3,100	HSBC Finance Corp., M.T.N. 5.33%, 4/4/08 (b)	3,100,000

See Notes to Financial Statements.

Cash Accumulation Trust/National Money Market Fund	7

Portfolio of Investments

as of March 31, 2007 (Unaudited) Cont’d.

Principal Amount (000)	Description	Value (Note 1)

$3,000	Merrill Lynch & Co., Inc., M.T.N. 5.57%, 7/11/07 (b)	$3,000,000
3,000	Morgan Stanley, M.T.N. 5.36%, 4/3/08 (b)	3,000,000
3,000	Nordea Bank AB, 144A 5.33%, 4/11/08 (b)	3,000,000
3,000	Paccar Financial Corp., M.T.N. 5.32%, 4/11/08 (b)	3,000,000
3,000	Skandinaviska Enskilda Banken AB, 144A 5.32%, 4/18/08 (b)	3,000,000

		24,600,980

	Total Investments 98.5% (amortized cost $56,540,648)(c)	56,540,648
	Other assets in excess of liabilities 1.5%	847,813

	Net Assets 100%	$57,388,461

(a)	Rate quoted represents yield-to-maturity as of purchase date.
(b)	Variable rate instrument. The maturity date presented for these instruments is the next date on which the rate of interest is adjusted or the date on which the security can be redeemed at par.
(c)	The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.

The following annotations have been used in the Portfolio:

M.T.N.—Medium Term Note.

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of March 31, 2007 was as follows:

Commercial Banks	36.8%
Financial Services	20.8
Asset Backed Securities	20.1
Security Brokers & Dealers	15.6
Loan Participations	5.2

98.5
Other assets in excess of liabilities	1.5

Total	100.0%

See Notes to Financial Statements.

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Statement of Assets and Liabilities

as of March 31, 2007 (Unaudited)

Assets
Investments, at amortized cost which approximates market value	$56,540,648
Cash	643
Receivable for Fund shares sold	3,072,924
Interest receivable	81,010
Prepaid expenses	31,888

Total assets	59,727,113

Liabilities
Payable for Fund shares reacquired	1,887,089
Accrued expenses	372,849
Dividends payable	50,060
Management fee payable	20,959
Distribution fee payable	5,374
Deferred trustees’ fees	1,861
Transfer agent fee payable	460

Total liabilities	2,338,652

Net Assets	$57,388,461

Net assets were comprised of:
Shares of beneficial interest at par, at $.00001 par value	$574
Paid-in capital in excess of par	57,387,887

Net assets, March 31, 2007	$57,388,461

Net asset value, offering price and redemption price per share ($57,388,461 ÷ 57,388,461 shares of beneficial interest issued and outstanding)	$1.00

Cash Accumulation Trust/National Money Market Fund	9

Statement of Operations

Six Months Ended March 31, 2007 (Unaudited)

Net Investment Income
Income
Interest	$3,116,472

Expenses
Management fee	225,841
Distribution fee	57,908
Transfer agent’s fees and expenses (including affiliated expense of $1,400)	14,000
Registration fees	12,000
Custodian’s fees and expenses	11,000
Reports to shareholders	10,000
Audit fee	8,000
Legal fees and expenses	7,000
Trustees’ fees	4,000
Insurance	3,000
Miscellaneous	1,446

Total expenses	354,195

Net investment income	2,762,277

Realized Gain On Investments
Net realized gain on investment transactions	11,687

Net Increase In Net Assets Resulting From Operations	$2,773,964

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended March 31, 2007	Year Ended September 30, 2006
Decrease In Net Assets
Operations
Net investment income	$2,762,277	$8,174,428
Net realized gain on investment transactions	11,687	2,662

Net increase in net assets resulting from operations	2,773,964	8,177,090

Dividends and distributions (Note 1)	(2,773,964)	(8,177,090)

Fund share transactions (at $1 per share)
Net proceeds from shares sold	327,903,217	1,638,297,423
Net asset value of shares issued to shareholders in reinvestment of dividends and distributions	2,950,994	8,274,454
Cost of shares reacquired	(454,212,696)	(1,679,900,344)

Net decrease in net assets from Fund share transactions	(123,358,485)	(33,328,467)

Total decrease	(123,358,485)	(33,328,467)

Net Assets
Beginning of period	180,746,946	214,075,413

End of period	$57,388,461	$180,746,946

See Notes to Financial Statements.

Cash Accumulation Trust/National Money Market Fund	11

Notes to Financial Statements

(Unaudited)

Cash Accumulation Trust (the “Trust”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The Trust consists of two series—the National Money Market Fund (the “Fund”) and the Liquid Assets Fund. These financial statements relate to the National Money Market Fund. The financial statements of the other series are not presented herein. The investment objective of the Fund is current income to the extent consistent with the preservation of capital and liquidity. The Fund invests primarily in a portfolio of U.S. Government obligations, financial institution obligations and other high quality money market instruments maturing in thirteen months or less whose ratings are within the two highest ratings categories by a nationally recognized statistical rating organization or, if not rated, are of comparable quality. The ability of the issuers of the securities held by the Fund to meet its obligations may be affected by economic developments in a specific industry or region.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Trust and the Fund in the preparation of its financial statements.

Securities Valuations: Portfolio securities of the Fund are valued at amortized cost, which approximates market value. The amortized cost method of valuation involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between principal amount due at maturity and cost. If the amortized cost method is determined not to represent fair value, the fair value shall be determined by or under the direction of the Board of Trustees. When determining the fair valuation of securities some of the factors influencing the valuation include the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates.

Restricted Securities: The Fund may hold up to 10% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.

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Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is the Fund’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of collateral is marked to market on a daily basis to ensure adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) on sales of securities are calculated on the identified cost basis. The Fund amortizes premiums and accretes discounts on portfolio securities as adjustments to interest income. Interest income is recorded on the accrual basis. Expenses are recorded on the accrual basis. The Trust’s expenses are allocated to the respective funds on the basis of relative net assets except for expenses that are charged directly at the Fund level.

Federal Income Taxes: For federal income tax purposes, each series in the Trust is treated as a separate tax paying entity. It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Dividends and Distributions: The Fund declares daily dividends from net investment income and net realized short-term capital gains or losses, if any, as dividends to its shareholders of record at the time of such declaration. Payment of dividends is made monthly. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Trust has a management agreement with Prudential Investments LLC (“PI”). Pursuant to this agreement, PI has responsibility for all investment advisory services

Cash Accumulation Trust/National Money Market Fund	13

Notes to Financial Statements

(Unaudited) Cont’d

and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM furnishes investment advisory services in connection with the management of the Fund. In connection therewith, PIM is obligated to keep certain books and records of the Fund. PI pays for the services of PIM, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly, at an annual rate of .39% of the Fund’s average daily net assets up to and including $1 billion, .375% of the next $500 million, .35% of the next $500 million and .325% of the Fund’s average daily net assets in excess of $2 billion. The effective management fee rate was .39 of 1% for the six months ended March 31, 2007.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s shares pursuant to the plan of distribution at an annual rate of .10 of 1% of the average daily net assets, regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly.

PI, PIM, and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Trust’s transfer agent. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to nonaffiliates, where applicable.

Note 4. New Accounting Pronouncements

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of

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tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax benefits or expenses resulting from tax positions not deemed to meet the more-likely-than-not threshold would be recorded in the year in which they arise. On December 22, 2006 the Securities and Exchange Commission delayed the effective date until the last net asset value calculation in the first required financial reporting period for its fiscal year beginning after December 15, 2006. At this time, management is evaluating the implications of FIN 48 and its impact, if any, in the financial statements has not yet been determined.

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (FAS 157). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact, if any, in the financial statements has not yet been determined.

Cash Accumulation Trust/National Money Market Fund	15

Financial Highlights

(Unaudited)

	Six Months Ended March 31, 2007
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$1.00

Net investment income and net realized gains	.02
Dividends and distributions to shareholders	(.02)

Net asset value, end of period	$1.00

Total Return(a)	2.42%
Ratios/Supplemental Data:
Net assets, end of period (000)	$57,388
Average net assets (000)	$116,134
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	.61	%(b)
Expenses, excluding distribution and service (12b-1) fees	.51	%(b)
Net investment income	4.77	%(b)

(a)	Total return is calculated assuming purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(b)	Annualized.

See Notes to Financial Statements.

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Year Ended September 30,
2006	2005	2004	2003	2002

$1.00	$1.00	$1.00	$1.00	$1.00

.04	.02	.01	.01	.02
(.04)	(.02)	(.01)	(.01)	(.02)

$1.00	$1.00	$1.00	$1.00	$1.00

4.20%	2.11%	0.57%	0.74%	1.67%

$180,747	$214,075	$334,289	$281,817	$337,830
$198,151	$311,944	$330,248	$296,479	$350,387

.61%	.67%	.66%	.69%	.65%
.51%	.57%	.56%	.59%	.55%
4.13%	2.05%	.59%	.74%	1.62%

See Notes to Financial Statements.

Cash Accumulation Trust/National Money Market Fund	17

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudential.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

TRUSTEES
Linda W. Bynoe • David E.A. Carson • Robert F. Gunia • Robert E. La Blanc • Douglas H. McCorkindale • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn • Clay T. Whitehead

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Lee D. Augsburger, Chief Compliance Officer • Valerie Simpson, Deputy Chief Compliance Officer • Noreen M. Fierro, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 8098 Philadelphia, PA 19176

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Sullivan & Cromwell LLP	125 Broad Street New York, NY 10004

An investor should consider the investment objectives, risks, charges, and expenses of the
Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.prudential.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Cash Accumulation Trust/National Money Market Fund, Prudential Investments, Attn: Board of Trustees, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q under the Cash Accumulation Trust name. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (800) SEC-0330 (732-0330). The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Cash Accumulation Trust/National Money Market Fund
NASDAQ	NMMXX
CUSIP	147541106

MF178E2    IFS-A133597    Ed. 05/2007

SEMIANNUAL REPORT

MARCH 31, 2007

CASH ACCUMULATION TRUST/

LIQUID ASSETS FUND

FUND TYPE

Money market

OBJECTIVE

Current income to the extent consistent with preservation of capital and liquidity

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of March 31, 2007, were not audited, and accordingly, no auditor’s opinion is expressed on them.

May 16, 2007

Dear Shareholder:

We hope you find the semiannual report for the Liquid Assets Fund informative and useful. As a Liquid Assets Fund shareholder, you may be thinking about where you can find additional growth opportunities. You could invest in last year’s top-performing asset class and hope history repeats itself or you could stay in cash while waiting for the “right moment” to invest.

Instead, we believe it is better to take advantage of developing domestic and global investment opportunities through a diversified portfolio of stock and bond mutual funds. A diversified asset allocation offers two potential advantages. It helps you manage downside risk by not being overly exposed to any particular asset class, plus it gives you a better opportunity to have at least some of your assets in the right place at the right time. Your financial professional can help you create a diversified investment plan that may include mutual funds covering all the basic asset classes and that reflects your personal investor profile and tolerance for risk.

Thank you for choosing this Fund.

Sincerely,

Judy A. Rice, President

Cash Accumulation Trust/Liquid Assets Fund

Cash Accumulation Trust/Liquid Assets Fund	1

Your Fund’s Performance

Fund objective

The investment objective of the Liquid Assets Fund is current income to the extent consistent with preservation of capital and liquidity. There can be no assurance that the Fund will achieve its investment objective.

Yields will fluctuate from time to time, and past performance does not guarantee future results. Current performance may be lower or higher than the past performance data quoted. The investment return and principal value will fluctuate, and shares, when sold, may be worth more or less than the original cost. For the most recent month-end performance update, call (800) 225-1852.

Fund Facts as of 3/31/07
	7-Day Current Yield	Net Asset Value (NAV)	Weighted Avg. Maturity (WAM)	Net Assets (Millions)
Liquid Assets Fund	5.34%	$1.00	45 Days	$2,211.3
iMoneyNet, Inc. Prime Retail Universe Average*	4.53%	N/A	47 Days	N/A

*	iMoneyNet, Inc. reports a 7-day current yield and WAM on Tuesdays. This is the data of all funds in the iMoneyNet, Inc. Prime Retail Universe Average category as of March 27, 2007, the closest date to the end of the Fund’s current reporting period.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

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Money Market Fund Yield Comparison

Weighted Average Maturity Comparison

Yields will fluctuate from time to time, and past performance does not guarantee future results. Current performance may be lower or higher than the past performance data quoted. The investment return and principal value will fluctuate, and shares, when sold, may be worth more or less than the original cost. For the most recent month-end performance update, call (800) 225-1852.

Past performance does not guarantee future results. The graphs portray weekly 7-day current yields and weekly WAMs, respectively, for the Cash Accumulation Trust/Liquid Assets Fund and the iMoneyNet, Inc. Prime Retail Universe Average every Tuesday from September 26, 2006, to March 27, 2007, the closest dates to the beginning and end of the Fund’s current reporting period. The data portrayed for the Fund at the end of the reporting period in the graphs may not match the data portrayed in the Fund Facts table as of March 31, 2007.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

Cash Accumulation Trust/Liquid Assets Fund	3

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on October 1, 2006, at the beginning of the period, and held through the six-month period ended March 31, 2007.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to Individual Retirement Accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of JennisonDryden or Strategic Partners Funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which

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is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Cash Accumulation Trust/Liquid Assets Fund		Beginning Account Value October 1, 2006	Ending Account Value March 31, 2007	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,026.90	0.04%	$0.20
	Hypothetical	$1,000.00	$1,024.73	0.04%	$0.20

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended March 31, 2007, and divided by the 365 days in the Fund’s fiscal year ending September 30, 2007 (to reflect the six-month period).

Cash Accumulation Trust/Liquid Assets Fund	5

This Page Intentionally Left Blank

Portfolio of Investments

as of March 31, 2007 (Unaudited)

Principal Amount (000)	Description	Value

Certificates of Deposit 14.1%
	American Express Centurion Bank
$14,000	5.29%, 12/13/07	$13,999,509
	Banco Bilbao Vizcaya Argentina NY
35,005	5.295%, 6/20/07	35,001,533
	Bank of America NA
49,000	5.28%, 8/23/07	49,000,000
	Barclays Bank PLC NY
25,000	5.265%, 4/4/07	24,999,950
30,000	5.265%, 4/5/07	29,999,929
	HBOS Treasury Services PLC
25,000	5.315%, 4/27/07	25,000,000
	Nordea Bank Finland PLC
25,000	5.27%, 4/26/07	25,000,000
	Skandinaviska Enskilda Banken AB
25,000	5.277%, 4/4/07	24,999,970
	SunTrust Banks, Inc.
20,000	5.29%, 5/1/07	19,999,974
45,000	5.28%, 6/5/07	45,000,000
	Unicredito Italiano NY
19,055	5.33%, 4/2/07	19,054,969

		312,055,834

Commercial Paper 51.4%
	Amsterdam Funding Corp., 144A
7,130	5.37%, 4/11/07(b)	7,119,364
35,000	5.26%, 4/18/07(b)	34,913,064
22,200	5.29%, 4/24/07(b)	22,124,970
10,000	5.25%, 5/4/07(b)	9,951,875
24,490	5.23%, 5/30/07(b)	24,280,087
	Barton Capital Corp., 144A
15,010	5.30%, 4/19/07(b)	14,970,224
	BASF AG, 144A
2,578	5.23%, 6/12/07(b)	2,551,034
	BHP Billiton Finance, 144A
27,206	5.30%, 4/23/07(b)	27,117,883
	Bryant Park Funding LLC, 144A
20,095	5.275%, 4/23/07(b)	20,030,222
2,116	5.26%, 5/14/07(b)	2,102,706
6,243	5.225%, 6/7/07(b)	6,182,291
13,296	5.235%, 6/27/07(b)	13,127,789

See Notes to Financial Statements.

Cash Accumulation Trust/Liquid Assets Fund	7

Portfolio of Investments

as of March 31, 2007 (Unaudited) Cont’d.

Principal Amount (000)	Description	Value

	Citigroup Funding, Inc.
$20,000	5.265%, 4/23/07(b)	$19,935,650
8,500	5.235%, 6/7/07(b)	8,417,185
76,114	5.24%, 6/8/07(b)	75,360,640
	Deere (John) Capital Corp., 144A
6,313	5.27%, 5/11/07(b)	6,276,034
41,567	5.27%, 5/2/07(b)	41,378,367
	Edison Asset Securitization Corp., 144A
35,403	5.20%, 8/1/07(b)	34,779,120
	Falcon Asset Securitization Corp., 144A
1,000	5.27%, 4/19/07(b)	997,365
39,150	5.275%, 4/23/07(b)	39,023,796
19,000	5.255%, 5/7/07(b)	18,900,345
	General Electric Capital Corp.
25,000	5.195%, 7/23/07(b)	24,592,337
48,600	5.20%, 8/13/07(b)	47,659,320
	Goldman Sachs Group
40,755	5.235%, 5/25/07(b)	40,434,971
	Irish Life & Permanent PLC, 144A
26,850	5.22%, 5/22/07(b)	26,651,444
	Long Lane Master TR., 144A
21,014	5.28%, 4/20/07(b)	20,955,452
30,000	5.28%, 4/26/07(b)	29,890,000
10,033	5.25%, 6/8/07(b)	9,933,506
	Metlife Inc., 144A
21,353	5.22%, 6/5/07(b)	21,151,748
	Nestle Capital Corp., 144A
49,000	5.175%, 8/10/07(b)	48,077,269
	Nyala Funding LLC, 144A
20,000	5.33%, 4/16/07(b)	19,955,583
	Old Line Funding Corp., 144A
28,688	5.275%, 5/1/07(b)	28,561,892
	Park Granada LLC, 144A
32,100	5.28%, 4/11/07(b)	32,052,920
15,162	5.28%, 4/12/07(b)	15,137,539
52,184	5.32%, 4/20/07(b)	52,037,478
	PB Finance Delaware, Inc.
13,275	5.255%, 5/10/07(b)	13,199,427
	Pepsi Bottling Group, 144A
12,522	5.55%, 4/2/07(b)	12,520,070
	Procter & Gamble International Finance, 144A
47,000	5.22%, 6/11/07(b)	46,516,135

See Notes to Financial Statements.

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Principal Amount (000)	Description	Value

	Prudential PLC, 144A
$7,000	5.20%, 7/23/07(b)	$6,885,744
32,000	5.10%, 2/11/08(b)	30,567,467
	Sheffield Receivable Corp., 144A
8,000	5.28%, 5/24/07(b)	7,937,813
50,000	5.28%, 4/18/07(b)	49,875,332
	Stadshypotek Delaware, 144A
2,919	5.28%, 4/20/07(b)	2,910,866
	Swedbank Mortgage AB
21,000	5.15%, 9/13/07(b)	20,504,313
	Tulip Funding Corp., 144A
20,200	5.30%, 4/26/07(b)	20,125,653
31,000	5.32%, 4/30/07(b)	30,867,148
7,000	5.31%, 4/27/07(b)	6,973,155
	Windmill Funding Corp., 144A
6,350	5.26%, 4/17/07(b)	6,335,155
10,010	5.29%, 4/24/07(b)	9,976,169
24,163	5.26%, 5/10/07(b)	24,025,311

		1,135,851,228

Other Corporate Obligations 33.9%
	American Express Centurion, MTN
21,105	5.31%, 11/15/07(a)	21,106,265
	American Express Credit Corp., MTN
10,000	5.42%, 3/5/08(a)	10,001,393
	BMW US Capital LLC, 144A
10,000	5.30%, 4/4/08(a)	10,000,000
	Branch Banking & Trust Co., MTN
74,200	5.418%, 6/3/07(a)	74,209,790
	Caja de Ahorro y Monte de Piedad de Madrid
22,000	5.36%, 2/13/08(a)	22,000,000
	Caterpillar Financial Service Corp., MTN
10,000	5.29%, 4/8/08(a)	10,000,000
	DNB Nor Bank ASA, 144A
50,000	5.31%, 4/25/08(a)	50,000,000
	General Electric Capital Corp.
6,000	5.445%, 7/9/07(a)	6,000,000
6,000	5.445%, 10/17/07, MTN(a)	6,000,000
	HBOS Treasury Services PLC, MTN, 144A
75,000	5.289%, 4/7/08(a)	74,999,999

See Notes to Financial Statements.

Cash Accumulation Trust/Liquid Assets Fund	9

Portfolio of Investments

as of March 31, 2007 (Unaudited) Cont’d.

Principal Amount (000)	Description	Value

	HSBC Finance Corp., MTN
$26,621	4.125%, 3/11/08	$26,346,893
18,500	5.15%, 4/15/07	18,499,051
36,900	5.33%, 4/4/08(a)	36,900,000
	Irish Life & Permanent PLC, MTN, 144A
12,000	5.36%, 4/21/08(a)	11,999,975
	JPMorgan Chase & Co., MTN
44,000	5.30%, 4/11/08(a)	44,000,000
35,000	5.29%, 4/2/08(a)	35,000,000
	Kommunalkredit Austria, 144A
12,000	5.34%, 4/22/08(a)	12,000,000
	Merrill Lynch & Co. Inc., MTN
25,000	5.36%, 6/15/07(a)	25,002,893
10,000	5.57%, 7/11/07(a)	10,000,000
45,000	5.30%, 4/24/08(a)	45,000,000
20,000	5.30%, 4/18/08(a)	20,000,000
	Metropolitan Life Insurance Co.
34,000	5.38%, 4/2/07(a)(c)(d) (cost $34,000,000; date purchased 10/2/06)	34,000,000
7,000	5.42%, 2/1/08(a)(c)(d) (cost $7,000,0000; date purchased 2/1/07)	7,000,000
	Morgan Stanley Dean Witter & Co., MTN
22,000	5.36%, 4/3/08(a)	22,001,074
18,000	5.41%, 4/25/08(a)	18,005,963
	National City Bank of Indiana, MTN
40,500	5.378%, 6/4/07(a)	40,504,065
	Nordea Bank AB, 144A
15,000	5.33%, 4/11/08(a)	15,000,410
	Paccar Financial Corp., MTN
18,500	5.32%, 4/11/08(a)	18,500,260
	Royal Bank of Canada, MTN
4,000	5.37%, 4/7/08(a)	4,000,000
	Skandinaviska Enskilda Banken AB, 144A
21,800	5.32%, 4/18/08(a)	21,800,117

		749,878,148

See Notes to Financial Statements.

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Principal Amount (000)	Description	Value

Loan Participations 1.1%
$25,000	Cargill, Inc. 5.32%, 4/30/07(c)	$25,000,000

	Total Investments 100.5% (cost $2,222,785,210; Note 5)(f)	2,222,785,210
	Liabilities in excess of other assets (0.5%)	(11,434,232)

	Net Assets 100.0%	$2,211,350,978

The following annotations have been used in the Portfolio:

MTN—Medium Term Note.

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.

(a)	Variable rate instrument. The maturity date presented for these instruments is the next date on which the rate of interest is adjusted.
(b)	Rate quoted represents yield-to-maturity as of purchase date.
(c)	Indicates a security that has been deemed illiquid.
(d)	Private placement, restricted as to resale and does not have a readily available market. The aggregate cost of such securities is $41,000,000. The aggregate value of $41,000,000 is 1.9% of net assets.
(f)	Federal income tax basis is the same as for financial reporting purposes.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2007 was as follows:

Asset Backed Securities	33.6%
Commercial Banks	30.8
Financial Services	18.3
Security Brokers & Dealers	6.3
Insurance	4.0
Non-Captive Finance	3.9
Consumer Goods	2.7
Capital Goods	0.4
Conglomerate	0.4
Municipalities	0.1

100.5
Liabilities in excess of other assets	(0.5)

Net Assets	100.0%

See Notes to Financial Statements.

Cash Accumulation Trust/Liquid Assets Fund	11

Statement of Assets and Liabilities

as of March 31, 2007 (Unaudited)

Assets
Investments, at amortized cost which approximates market value	$2,222,785,210
Receivable for Fund shares sold	72,224,719
Interest receivable	6,273,130
Prepaid expenses	24,804

Total assets	2,301,307,863

Liabilities
Payable for Fund shares reacquired	87,680,102
Dividends payable	1,977,131
Accrued expenses	274,904
Management fee payable	19,110
Payable to custodian	3,544
Deferred trustees’ fees	2,094

Total liabilities	89,956,885

Net Assets	$2,211,350,978

Net assets were comprised of:
Shares of beneficial interest, at $.00001 par value	$22,114
Paid-in capital, in excess of par	2,211,328,864

Net assets, March 31, 2007	$2,211,350,978

Net asset value, offering price and redemption price per share ($2,211,350,978 ÷ 2,211,350,978 shares of beneficial interest issued and outstanding)	$1.00

See Notes to Financial Statements.

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Statement of Operations

Six Months Ended March 31, 2007 (Unaudited)

Net Investment Income
Income
Interest	$58,014,260

Expenses
Management fee	140,059
Custodian’s fees and expenses	109,000
Reports to shareholders	34,000
Registration fees	30,000
Legal fees and expenses	15,000
Trustees’ fees	14,000
Audit fee	8,000
Transfer agent’s fees and expenses	3,000
Miscellaneous	36,072

Total expenses	389,131

Net investment income	57,625,129

Realized Gain On Investments
Net realized gain on investment transactions	1,636

Net Increase In Net Assets Resulting From Operations	$57,626,765

See Notes to Financial Statements.

Cash Accumulation Trust/Liquid Assets Fund	13

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended March 31, 2007	Year Ended September 30, 2006
Increase (Decrease) In Net Assets
Operations
Net investment income	$57,625,129	$73,032,975
Net realized gain on investment transactions	1,636	(7,103)

Net increase in net assets resulting from operations	57,626,765	73,025,872

Dividends and distributions (Note 1)	(57,626,765)	(73,025,872)

Fund share transactions (at $1 per share)
Net proceeds from shares sold	10,328,586,898	16,939,888,350
Net asset value of shares issued to shareholders in reinvestment of dividends and distributions	59,447,164	72,415,344
Cost of shares reacquired	(10,297,933,656)	(15,791,181,993)

Net increase in net assets from Fund share transactions	90,100,406	1,221,121,701

Total increase	90,100,406	1,221,121,701

Net Assets
Beginning of period	2,121,250,572	900,128,871

End of period	$2,211,350,978	$2,121,250,572

See Notes to Financial Statements.

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Notes to Financial Statements

(Unaudited)

Cash Accumulation Trust (the “Trust”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The Trust consists of two series—the National Money Market Fund and the Liquid Assets Fund. These financial statements relate to the Liquid Assets Fund (the ‘Fund’). The Financial Statements of the other series are not presented herein. The Fund commenced investment operations on December 22, 1997. The investment objective of the Fund is current income to the extent consistent with the preservation of capital and liquidity. The Fund invests primarily in a portfolio of U.S. Government obligations, financial institution obligations and other high quality money market instruments maturing in thirteen months or less whose ratings are within the two highest ratings categories by a nationally recognized statistical rating organization or, if not rated, are of comparable quality. The ability of the issuers of the securities held by the Fund to meet its obligations may be affected by economic developments in a specific industry or region.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Trust and the Fund in the preparation of its financial statements.

Securities Valuations: Portfolio securities of the Fund are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. If the amortized cost method is determined not to represent fair value, the fair value shall be determined by or under the direction of the Board of Trustees. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by the other Mutual Funds to calculate their net asset values.

Cash Accumulation Trust/Liquid Assets Fund	15

Notes to Financial Statements

(Unaudited) Cont’d

The Fund may hold up to 10% of its net assets in illiquid securities. The Fund held illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Such securities are valued pursuant to the valuation procedures noted above.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. Interest income including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis. The Trust’s expenses are allocated to the respective funds on the basis of relative net assets except for expenses that are charged directly at the fund level.

Federal Income Taxes: For federal income tax purposes, each fund in the Trust is treated as a separate tax paying entity. It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Dividends and Distributions: The Fund declares daily dividends from net investment income and net realized short-term capital gains or losses. Payment of dividends is made monthly. Dividends and distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Trust has a management agreement with Prudential Investments LLC (“PI”). Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM furnishes investment advisory services in connection with the management of the Fund. In connection therewith, PIM is

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obligated to keep certain books and records of the Fund. PI pays for the services of PIM, the cost compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

Under the management agreement, PI is reimbursed by the Fund for its direct administrative costs and expenses, excluding overhead and profit incurred in providing services to the Fund, up to a maximum of .39% of the average daily net assets. For the six months ended March 31, 2007 the management costs were .01% of the Fund’s average daily net assets.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as the distributor of the Fund. No distribution or service fees are paid to PIMS as distributor of the Fund.

PI, PIM and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (‘PMFS’), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Trust’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to nonaffiliates, where applicable.

Note 4. Distribution and Tax Information

For federal income tax purposes, the Fund had a capital loss carryforward as of September 30, 2006, of approximately $3,900 which expires in 2014. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such carryforwards. Additionally, the Fund elected to treat post-October capital losses of approximately $7,100 as having been incurred in the next fiscal year.

Note 5. New Accounting Pronouncements

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax

Cash Accumulation Trust/Liquid Assets Fund	17

Notes to Financial Statements

(Unaudited) Cont’d

returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. The impact of the tax positions not deemed to meet the more-likely-than-not threshold would be recorded in the year in which they arise. On December 22, 2006 the Securities and Exchange Commission delayed the effective date until the last net asset value calculation in the first required financial reporting period for its fiscal year beginning after December 15, 2006. At this time, management is evaluating the implications of FIN 48 and its impact, if any, in the financial statements has not yet been determined.

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact, if any, in the financial statements has not yet been determined.

18	Visit our website at www.jennisondryden.com

Financial Highlights

(Unaudited)

MARCH 31, 2007	SEMI ANNUAL REPORT

Cash Accumulation Trust/Liquid Assets Fund

Financial Highlights

	Six Months Ended March 31, 2007
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$1.00

Net investment income and net realized gains	.03
Dividends and distributions to shareholders	(.03)

Net asset value, end of period	$1.00

Total Return(a):	2.69%
Ratios/Supplemental Data:
Net assets, end of period (000)	$2,211,351
Average net assets (000)	$2,161,993
Ratios to average net assets:
Expenses	.04	%(b)
Net investment income	5.35	%(b)

(a)	Total return is calculated assuming purchase of a share on the first day and a sale on the last day of each year reported, and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(b)	Annualized

See Notes to Financial Statements.

20	Visit our website at www.jennisondryden.com

Year Ended September 30,
2006	2005	2004	2003	2002

$1.00	$1.00	$1.00	$1.00	$1.00

.05	.03	.01	.01	.02
(.05)	(.03)	(.01)	(.01)	(.02)

$1.00	$1.00	$1.00	$1.00	$1.00

4.77%	2.67%	1.00%	1.14%	2.04%

$2,121,251	$900,129	$472,927	$419,174	$512,017
$1,493,619	$679,599	$427,578	$434,433	$508,258

.05%	.13%	.23%	.28%	.23%
4.89%	2.78%	1.02%	1.13%	1.99%

See Notes to Financial Statements.

Cash Accumulation Trust/Liquid Assets Fund	21

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102-4077	(800) 225-1852	www.prudential.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

TRUSTEES
Linda W. Bynoe • David E.A. Carson • Robert F. Gunia • Robert E. La Blanc • Douglas H. McCorkindale • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn • Clay T. Whitehead

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Lee D. Augsburger, Chief Compliance Officer • Valerie Simpson, Deputy Chief Compliance Officer • Noreen M. Fierro, Anti-Money Laundering Compliance
Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary •
John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary •
M. Sadiq Peshimam, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 8098 Philadelphia, PA 19176

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Sullivan & Cromwell LLP	125 Broad Street New York, NY 10004

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.prudential.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Cash Accumulation Trust/Liquid Assets Fund, Prudential Investments, Attn: Board of Trustees, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q under the Cash Accumulation Trust name. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (800) SEC-0330 (732-0330). The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Cash Accumulation Trust/Liquid Assets Fund
NASDAQ	PLQXX
CUSIP	147541502

MF175E2    IFS-A133596    Ed. 05/2007

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Cash Accumulation Trust

By (Signature and Title)*	/s/ Deborah A.Docs
Deborah A. Docs
Secretary

Date                 May 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date                 May 23, 2007

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date                 May 23, 2007

*	Print the name and title of each signing officer under his or her signature.